Inventories - Additional information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Inventories [Line Items]
Inventory write-down	$ 220	$ 304	$ 181
Reversal of inventory write-down	83	91	65
Cost of net sales
Disclosure Of Inventories [Line Items]
Inventory recognized as expense	2,500	2,100	2,200
Cost of other revenues
Disclosure Of Inventories [Line Items]
Inventory recognized as expense	$ 62	$ 63	$ 127